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                               UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  Form 13F

                             Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:            September 30, 2007
                                                       -------------------------

Check here if Amendment  [  ];                     Amendment Number: ___________

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               CornerCap Investment Counsel, Inc.
Address:            The Peachtree, Suite 1700
                    1355 Peachtree Street, N.E.
                    Atlanta, Georgia  30309

Form 13F File Number:    28- 7208
                            -------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

     Name:          Thomas E. Quinn
     Title:         Chief Executive Officer
     Phone:         (404) 870-0100

Signature, Place, and Date of Signing:

        /s/ Thomas E. Quinn           Atlanta, Georgia           11/13/2007
     --------------------------     -----------------------     ------------
          [Signature]                   [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

     NONE
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                            Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:              None
                                             -------------------------

Form 13F Information Table Entry Total:         128
                                             -------------------------

Form 13F Information Table Value Total:      $  435,303
                                             -------------------------
                                                    (thousands)


List of Other Included Managers:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NONE

                                     -2-
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                                                    FORM 13F INFORMATION TABLE
                                                    --------------------------

         COLUMN 1               COLUMN 2         COLUMN 3  COLUMN 4         COLUMN 5        COLUMN 6   COLUMN 7        COLUMN 8
                                                              VALUE    SHRS OR  SH/  PUT/  INVESTMENT   OTHER   SHRS OR
       NAME OF ISSUER         TITLE OF CLASS      CUSIP    (x$1,000)  PRN  AMT  PRN  CALL  DISCRETION  MANAGERS PRN AMT SHARED  NONE
       --------------         --------------      -----    ---------  --------  ---  ----  ----------  -------- ------- ------  ----
ABM Industries Inc                    COM       000957 10 0    1798      90035   SH           SOLE                90035
Alcoa Inc                             COM       013817 10 1    8354     213549   SH           SOLE               213549
Allied Capital Inc                    COM       01903Q 10 8     246       8377   SH           SOLE                 8377
American Axle & Mfg                   COM       024061 10 3    3777     149610   SH           SOLE               149610
Amgen Inc                             COM       031162 10 0    4176      73832   SH           SOLE                73832
Anheuser-Busch Cos Inc                COM       035229 10 3    4650      93028   SH           SOLE                93028
Apogee Enterprises                    COM       037598 10 9    2909     112149   SH           SOLE               112149
Arkansas Best Corp                    COM       040790 10 7    2507      76770   SH           SOLE                76770
Arrow Electrs Inc                     COM       042735 10 0    6344     149215   SH           SOLE               149215
Arvinmeritor Inc                      COM       043353 10 1    3782     224863   SH           SOLE               224863
AT&T Inc                              COM       00206R 10 2    8515     201270   SH           SOLE               201270
Bank of America                       COM       060505 10 4    7478     148775   SH           SOLE               148775
Basic Energy Svcs Inc New             COM       06985P 10 0    3299     156975   SH           SOLE               156975
BB&T Corp                             COM       054937 10 7    1572      38927   SH           SOLE                38927
Bear Stearns                          COM       073902 10 8    6000      48863   SH           SOLE                48863
BP PLC                           SPONSORED ADR  055622 10 4     238       3438   SH           SOLE                 3438
Briggs & Stratton Corp                COM       109043 10 9    3967     157570   SH           SOLE               157570
Building Matls Hldg Corp              COM       120113 10 5    1696     160365   SH           SOLE               160365
Cabelas Inc                           COM       126804 30 1    1314      55600                SOLE                55600
Cascade Corp                          COM       147195 10 1    2054      31530   SH           SOLE                31530
Central Garden & Pet Co          CL A NON-VTG   153527 20 5     532      59262                SOLE                59262
Chart Inds Inc                   COM PAR $0.01  16115Q 30 8    4992     155241   SH           SOLE               155241
Chevron Corp New                      COM       166764 10 0     237       2537   SH           SOLE                 2537
Cigna Corp                            COM       125509 10 9    9827     184408   SH           SOLE               184408
Cisco Sys Inc                         COM       17275R 10 2     541      16334   SH           SOLE                16334
Citigroup Inc                         COM       172967 10 1     455       9751   SH           SOLE                 9751
Comerica Inc                          COM       200340 10 7    4720      92045   SH           SOLE                92045
Computer Sciences Corp                COM       205363 10 4    2725      48750                SOLE                48750
ConocoPhillips                        COM       20825C 10 4     448       5115   SH           SOLE                 5115
Convergys Corp                        COM       212485 10 6    4536     261327   SH           SOLE               261327
Countrywide Financial Corp            COM       222372 10 4    3222     169500   SH           SOLE               169500
Crane Co                              COM       224399 10 5    3375      70364   SH           SOLE                70364
Credence Sys Corp                     COM       225302 10 8      47      15270                SOLE                15270
CTS Corp                              COM       126501 10 5    3503     271605   SH           SOLE               271605
Curtiss Wright                        COM       231561 10 1    1919      40415   SH           SOLE                40415
Diebold Inc                           COM       253651 10 3    5190     114271   SH           SOLE               114271
Donnelley & Sons Co                   COM       257867 10 1    7690     210361   SH           SOLE               210361
Duke Energy Corp                      COM       26441C 10 5     211      11310   SH           SOLE                11310
Eaton Corp                            COM       278058 10 2    9864      99602   SH           SOLE                99602
Enpro Inds Inc                        COM       29355X 10 7    3269      80525   SH           SOLE                80525
Esterline Technologies Corp           COM       297425 10 0    3695      64770   SH           SOLE                64770
Everest RE Group LTD                  COM       G3223R 10 8    7859      71294   SH           SOLE                71294
Exxon Mobile Corp                     COM       30231G 10 2    1518      16405   SH           SOLE                16405
FirstEnergy Corp                      COM       337932 10 7    7932     125236   SH           SOLE               125236
FirstMerit Corp                       COM       337915 10 2    3214     162685   SH           SOLE               162685
F M C Corp                          COM NEW     302491 30 3    7384     141960   SH           SOLE               141960
Freds Inc                             COM       356108 10 0    1573     149463   SH           SOLE               149463
Friedman Billings                     COM       358434 10 8    1507     326943   SH           SOLE               326943
G B & T Bancshares Inc                COM       361462 10 4     153      11615   SH           SOLE                11615
Gannett Inc                           COM       364730 10 1    4489     102728   SH           SOLE               102728
General Electric Co                   COM       369604 10 3    4731     114287   SH           SOLE               114287
Goodrich Corp                         COM       382388 10 6   10168     149039   SH           SOLE               149039
Gruma S A De CV                  SPON ADR CL B  400131 30 6    2377     181350   SH           SOLE               181350
HCC Ins Hldgs Inc                     COM       404132 10 2    4507     157376   SH           SOLE               157376
Helen of Troy Ltd                     COM       G4388N 10 6    2720     140910   SH           SOLE               140910
Helmerich & Payne Inc                 COM       423452 10 1    4362     132870   SH           SOLE               132870
Home Depot                            COM       437076 10 2    2168      66854   SH           SOLE                66854
International Business Machs          COM       459200 10 1     308       2615   SH           SOLE                 2615
Intel Corp                            COM       458140 10 0    5180     200341   SH           SOLE               200341
Intl Paper Co                         COM       460146 10 3    4186     116725   SH           SOLE               116725
ISHARES TR                       MSCI EAFE IDX  464287 46 5     450       5460   SH           SOLE                 5460
ISHARES INC                      MSCI EMU IDX   464286 60 8     865       7160   SH           SOLE                 7160
ISHARES INC                       MSCI JAPAN    464286 84 8     540      37681   SH           SOLE                37681
ISHARES INC                     MSCI PAC J IDX  464286 66 5     419       2520   SH           SOLE                 2520
ISHARES TR                      RSSL MCRCP IDX  464288 86 9     313       5437   SH           SOLE                 5437
ISHARES TR                        S&P500 GRW    464287 30 9    1277      17951   SH           SOLE                17951
ISHARES TR                       S&P 500 VALUE  464287 40 8    1678      20610   SH           SOLE                20610
ISHARES TR                      S&P MC 400 GRW  464287 60 6     886       9807   SH           SOLE                 9807
ISHARES TR                      S&P MIDCP VALU  464287 70 5    1086      12924   SH           SOLE                12924
ISHARES TR                      S&P SMLCP VALU  464287 87 9     630       8362   SH           SOLE                 8362
ISHARES TR                      S&P SMLCP GROW  464287 88 7     437       3052   SH           SOLE                 3052
Johnson & Johnson                     COM       478160 10 4     566       8615   SH           SOLE                 8615
Johnson Controls Inc                  COM       478366 10 7   10965      92839   SH           SOLE                92839
Joy Global Inc                        COM       481165 10 8    3116      61267   SH           SOLE                61267
Kemet Corp                            COM       488360 10 8    3258     443330   SH           SOLE               443330
Lauder Estee Cos Inc                 CL A       518439 10 4    3124      73577   SH           SOLE                73577
Lincare Hldgs Inc                     COM       532791 10 0    5487     149735   SH           SOLE               149735
Lincoln Natl Corp Ind                 COM       534187 10 9    5039      76395                SOLE                76395
Marathon Oil Corp                     COM       565849 10 6    8249     144677   SH           SOLE               144677
Mattel Inc                            COM       577081 10 2    1713      73050                SOLE                73050
MCG Capital Corp                      COM       58047P 10 7    2473     171900   SH           SOLE               171900
Mettler Toledo International          COM       592688 10 5    1547      15175   SH           SOLE                15175
Microsoft Corp                        COM       594918 10 4     571      19415   SH           SOLE                19415
National Oilwell Varco Inc            COM       637071 10 1   10542      72960   SH           SOLE                72960
Nissan Motors                    SPONSORED ADR  654744 40 8    3632     181528   SH           SOLE               181528
Norfolk Southern Corp                 COM       655844 10 8    3856      74300   SH           SOLE                74300
Olin Corp                             COM       680665 20 5    5323     237890   SH           SOLE               237890
OM Group Inc                          COM       670872 10 0    1668      31600                SOLE                31600
Oracle Corp                           COM       68389X 10 5     273      12641                SOLE                12641
Orbotech Ltd                          ADR       M75253 10 0    3630     172617   SH           SOLE               172617
Partnerre Ltd                         COM       G6852T 10 5    3286      41610   SH           SOLE                41610
Pepsico Inc                           COM       713448 10 8     522       7130   SH           SOLE                 7130
Perrigo Co                            COM       714290 10 3    1791      83900   SH           SOLE                83900
Pfizer Inc                            COM       717081 10 3    7096     290493   SH           SOLE               290493
Plantronics Inc                       COM       727493 10 8    2659      93155   SH           SOLE                93155
PMI Group Inc                         COM       69344M 10 1    2321      70980   SH           SOLE                70980
PPG Industries                        COM       693506 10 7    8589     113697   SH           SOLE               113697
Regions Financial Corp New            COM       7591EP 10 0     741      25137   SH           SOLE                25137
Regis Corp                            COM       758932 10 7    2866      89818   SH           SOLE                89818
Reinsurance Group Amer Inc            COM       759351 10 9    3821      67415   SH           SOLE                67415
Ruby Tuesday Inc                      COM       781182 10 0    1324      72230   SH           SOLE                72230
Rydex ETF Trust                 S&P 500 EQ TRD  78355W 10 6     832      16646   SH           SOLE                16646
Sanderson Farms Inc                   COM       800013 10 4    2714      65135   SH           SOLE                65135
Schlumberger Ltd                      COM       806857 10 8     236       2248   SH           SOLE                 2248
Scotts Miracle Gro Co                CL A       810186 10 6    1854      43375   SH           SOLE                43375
Seabright Insurance Hldgs IN          COM       811656 10 7    2316     135700   SH           SOLE               135700
Silicon Storage Technology I          COM       827057 10 0      40      12635                SOLE                12635
Standex International Corp            COM       854231 10 7    2282     110369   SH           SOLE               110369
Suntrust Banks Inc                    COM       867914 10 3     222       2940   SH           SOLE                 2940
Syniverse Hldgs Inc                   COM       87163F 10 6    1617     101700   SH           SOLE               101700
Technitrol Inc                        COM       878555 10 1    4605     170895   SH           SOLE               170895
Telefonos de Mexico S A B       SPON ADR ORD L  879403 78 0    9763     297047   SH           SOLE               297047
Travelers Companies Inc               COM       89417E 10 9    7873     156404   SH           SOLE               156404
Triquint Semiconductor Inc            COM       89674K 10 3      51      10440   SH           SOLE                10440
Unitedhealth Group Inc                COM       91324P 10 2    7484     154542   SH           SOLE               154542
US Bancorp                            COM       902973 30 4    7487     230181   SH           SOLE               230181
Vanguard Intl Equity Index F      EMR MKT ETF   922042 85 8    1447      13946   SH           SOLE                13946
Vanguard Index FDS                MID CAP ETF   922908 62 9     430       5405   SH           SOLE                 5405
Vanguard Intl Equity Index F     ALLWRLD EX US  922042 77 5     207       3470                SOLE                 3470
Verso Technologies Inc              COM NEW     925317 20 8      18      28000   SH           SOLE                28000
VF Corp                               COM       918204 10 8    8078     100048   SH           SOLE               100048
Wachovia Corp 2nd New                 COM       929903 10 2   13301     265225   SH           SOLE               265225
Washington Federal Inc                COM       938824 10 9    3884     147923   SH           SOLE               147923
Webster Financial Corp                COM       947890 10 9    2095      49760   SH           SOLE                49760
Western Digital Corp                  COM       958102 10 5    6961     274933   SH           SOLE               274933
WABTEC Corp                           COM       929740 10 8    3153      84190   SH           SOLE                84190
Westwood One Inc                      COM       961815 10 7      41      14975                SOLE                14975
Wyeth                                 COM       983024 10 0    5673     127343   SH           SOLE               127343

REPORT SUMMARY                128 DATA RECORDS            $435309        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
